RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2022	Jun. 30, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 1,155,550	$ 4,110,515	$ 763,050
Victoria Rudman [Member]
Related Party Transaction [Line Items]
Unpaid compensation	776,050
William Singer [Member]
Related Party Transaction [Line Items]
Unpaid compensation	164,500
Charles Adelson [Member]
Related Party Transaction [Line Items]
Unpaid compensation	90,000
Robert Grinberg [Member]
Related Party Transaction [Line Items]
Unpaid compensation	125,000
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 34,271		$ 0